Deconsolidation of subsidiary - Net assets (liabilities) (Details) - CAD ($)	May 31, 2025	Aug. 31, 2024	Apr. 25, 2024
Deconsolidation of subsidiary
Current assets	$ 21,712,350	$ 8,613,567
Right of use assets	175,396	260,807
Property, plant and equipment	1,634,715	1,578,422
Other assets		5,929
Current liabilities	(5,529,740)	(7,689,681)
Lease liabilities	$ (54,864)	$ (137,715)
EB Rental, Ltd.
Deconsolidation of subsidiary
Current assets			$ 460,018
Right of use assets			804,596
Property, plant and equipment			555,875
Other assets			281,384
Current liabilities			(1,627,777)
Lease liabilities			(639,423)
Net assets at disposal			$ (165,327)